SHARE CAPITAL AND OTHER RESERVES - Warrants (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Outstanding, Beginning balance	100,000	362,833
Warrant reserve, Beginning balance	$ 59,702	$ 263,596
Number of warrants, Value assigned to warrants vested - consultants	0	0
Warrant reserve, Value assigned to warrants vested - consultants	$ 3,526	$ 30,279
Number of warrants, Outstanding, Ending balance	100,000	362,833
Warrant reserve, Ending balance	$ 63,228	$ 293,875
Weighted average exercise price of outstanding warrants	$ 0.81	$ 3.41
Weighted average remaining life of outstanding warrants	1 year 1 month 2 days	7 months 24 days